Registration Nos. 333-173641
Investment Company Act File No. 811-7123

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________

FORM N-14
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No. ___     ☒  Post-Effective Amendment No. 1
(Check appropriate box or boxes)
__________________________________________________________________

ADVANTAGE FUNDS, INC.
(Exact Name of Registrant as Specified in its Charter)

(212) 922-6000
(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of Principal Executive Offices:  Number,
Street, City, State, Zip Code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
__________________________________________________________________

An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.  Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registrant's Registration Statement on Form N-14 (File No. 333-173641), filed with the Securities and Exchange Commission (the "SEC") on April 21, 2011, the definitive versions of which were filed with the SEC on May 27, 2011 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinions as Exhibit Nos. 12(a), 12(b), and 12(c) to this Registration Statement on Form N-14.

PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 30 of Part C of Post-Effective Amendment No. 94 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), filed December 29, 2010 (File No. 33-51061).

Item 16	Exhibits.

(1)(a)
Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 22, 1993.

(1)(b)	Articles of Amendment are incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 27, 1995.

(1)(c)	Articles of Amendment are incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on April 2, 2001.

(1)(d)	Articles of Amendment are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed on April 27, 2006.

(1)(e)	Articles of Amendment are incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A, filed on May 27, 2008.

(1)(f)	Articles of Amendment are incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A, filed on February 27, 2009.

(1)(g)	Articles Supplementary are incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A, filed on February 25, 2010.

(1)(h)	Articles Supplementary are incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed on April 27, 2006.

(1)(i)	Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A, filed on December 13, 2007.

(1)(j)	Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A, filed on May 27, 2008.

(1)(k)	Articles Supplementary are incorporated by reference to Exhibit (a)(11) of Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A, filed on April 28, 2010.

(1)(l)	Articles Supplementary are incorporated by reference to Exhibit (a)(12) of Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A, filed on February 11, 2011.

(2)	Registrant's By-Laws, as amended and restated, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed on April 27, 2006.

(3)	Not Applicable.

(4)(a)	Plan of Reorganization—Dreyfus Emerging Leaders Fund.**

(4)(b)	Agreement and Plan of Reorganization—Dreyfus Core Value Fund.**

(4)(c)	Agreement and Plan of Reorganization—Dreyfus Large Cap Value Fund.**

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)
Management Agreement between the Registrant, on behalf of Dreyfus Opportunistic Small Cap Fund and Dreyfus Strategic Value Fund, and The Dreyfus Corporation, as revised, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A, filed on February 11, 2011.

(7)(a)
Distribution Agreement with MBSC Securities Corporation, as revised, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A, filed on February 28, 2011.

(7)(b)	Forms of Supplemental Service Agreements are incorporated by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A, filed February 28, 2007.

(8)	Not Applicable.

(9)	Custody Agreement is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A, filed on February 28, 2011.

(10)(a)	Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A, filed on February 11, 2011.

(10)(b)	Rule 12b-1 Plan, as revised, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A, filed on February 11, 2011.

(10)(c)	Rule 18f-3 Plan, as revised, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A, filed on February 11, 2011.

(11)	Opinion and Consent of Registrant's counsel.**

(12)(a)	Opinion and Consent of counsel regarding tax matters—Dreyfus Emerging Leaders Fund.*

(12)(b)	Opinion and Consent of counsel regarding tax matters—Dreyfus Core Value Fund.*

(12)(c)	Opinion and Consent of counsel regarding tax matters—Dreyfus Large Cap Value Fund.*

(13)	Not Applicable.

(14)(a)	Consent of Independent Registered Public Accounting Firm—Dreyfus Emerging Leaders Fund and Dreyfus Opportunistic Small Cap Fund.**

(14)(b)	Consent of Independent Registered Public Accounting Firm—Dreyfus Core Value Fund.**

(14)(c)	Consent of Independent Registered Public Accounting Firm—Dreyfus Large Cap Value Fund.**

(14)(d)	Consent of Independent Registered Public Accounting Firm—Dreyfus Strategic Value Fund.**

(15)	Not Applicable.

(16)	Power of Attorney.**

(17)(a)	Forms of Proxy.**

(17)(b)
The Prospectuses and Combined Statement of Additional Information of Dreyfus Opportunistic Small Cap Fund and Dreyfus Strategic Value Fund, each a series of the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A, filed on December 29, 2010.

__________
*	Filed herewith.

**	Incorporated by reference from Registrant's Registration Statement on Form N-14 (File No. 333-173641), filed with the SEC on April 21, 2011.

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 2nd day of March, 2012.

ADVANTAGE FUNDS, INC.

By:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	March 2, 2012
Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	March 2, 2012
James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	March 2, 2012
Joseph S. DiMartino

/s/ Peggy C. Davis*	Board Member	March 2, 2012
Peggy C. Davis

/s/ David P. Feldman*	Board Member	March 2, 2012
David P. Feldman

/s/ Ehud Houminer*	Board Member	March 2, 2012
Ehud Houminer

/s/ Martin Peretz*	Board Member	March 2, 2012
Martin Peretz

*By:	/s/ Jeff Prusnofksy
Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)(a)	Opinion and Consent of counsel regarding tax matters—Dreyfus Emerging Leaders Fund.
(12)(b)	Opinion and Consent of counsel regarding tax matters—Dreyfus Core Value Fund.
(12)(c)	Opinion and Consent of counsel regarding tax matters—Dreyfus Large Cap Value Fund.